Other liabilities - Changes in the concession fee payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other liabilities
Balances at the beginning of the year	$ 825,034	$ 741,704
Financial result	112,345	116,460
Concession fees	139,744	78,033
Payments	(157,898)	(26,956)
Re-equilibrium adjustment compensation	(1,666)	3,074
Re-equilibrium compensation	(13,768)	(25,071)
Other	570	2,576
Translation differences and inflation adjustment	24,648	(64,786)
Balances at the end of the year	$ 929,009	$ 825,034